Provision (Benefit) for Income Taxes Tax Provison (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current :
Federal	$ 15	$ 0	$ 0
State	23	2	(7)
Foreign	0	(1)	(55)
Total	38	1	(62)
Deferred:
Federal	(2,004)	(6)	(317)
State	(8)	61	(25)
Foreign	0	(81)	5
Total	(2,012)	(26)	(337)
Provision (benefit) for income taxes	$ (1,974)	$ (25)	$ (399)